4. STOCKHOLDERS' EQUITY/DEFICIT (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Expected volatility	152.32%	157.70%
Expected option life in years	9 years 11 months 23 days	9 years 11 months 23 days
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	1.33%	2.55%
Weighted average fair value per option at grant date	$ 0.49	$ 0.40